CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Class A Ordinary Shares CNY (¥) shares	Class B Ordinary Shares CNY (¥) shares	Ordinary shares Class A Ordinary Shares CNY (¥) shares	Ordinary shares Class B Ordinary Shares CNY (¥) shares	Treasury Stock CNY (¥) shares	Additional Paid in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Other Comprehensive Income /(Loss) CNY (¥)	Retained Earnings CNY (¥)	Non-controlling Interest CNY (¥)
Balances as at beginning of the year at Dec. 31, 2020	¥ 5,530,738				¥ 176	¥ 58		¥ 2,724,006	¥ 649,234	¥ 3,308	¥ 2,113,956	¥ 40,000
Balances as at beginning of the year (in shares) at Dec. 31, 2020 | shares					267,356,928	96,727,057
Increase (Decrease) in Shareholders' Equity
Net income	2,334,116										2,333,923	193
Share-based compensation expenses	187,884							187,884
Exercise of share-based awards	7,106		¥ 3					7,103
Exercise of share-based awards (in shares) | shares			3,651,808
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares			¥ 1	¥ (1)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares			2,261,364	(2,261,364)
Appropriation to statutory reserves	252,000								252,088		(252,088)
Foreign currency translation adjustments, net of tax	7,965									7,965
Balances as at end of the year at Dec. 31, 2021	8,067,809				¥ 180	¥ 57		2,918,993	901,322	11,273	4,195,791	40,193
Balances as at end of the year (in shares) at Dec. 31, 2021 | shares					273,270,100	94,465,693
Increase (Decrease) in Shareholders' Equity
Net income	825,929										819,752	6,177
Share-based compensation expenses	156,320							156,320
Exercise of share-based awards	2,696		¥ 1					2,695
Exercise of share-based awards (in shares) | shares			2,087,620
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares			¥ 10	¥ (10)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares			14,276,530	(14,276,530)
Appropriation to statutory reserves	121,000								121,270		(121,270)
Foreign currency translation adjustments, net of tax	(32,115)									(32,115)
Treasury Repurchases	¥ (328,764)						¥ (328,764)
Treasury Repurchases (Shares) | shares	(22,000,000)	(22,000,000)			(44,369,636)		44,369,636
Transaction with non-controlling shareholders	¥ (2,388)							3,246				(5,634)
Disposal of a subsidiary	(40,736)											¥ (40,736)
Balances as at end of the year at Dec. 31, 2022	8,648,751				¥ 191	¥ 47	¥ (328,764)	3,081,254	1,022,592	(20,842)	4,894,273
Balances as at end of the year (in shares) at Dec. 31, 2022 | shares			245,264,614	80,189,163	245,264,614	80,189,163	44,369,636
Increase (Decrease) in Shareholders' Equity
Net income	1,065,945	$ 150,137									1,065,945
Share-based compensation expenses	117,852							117,852
Exercise of share-based awards	5,857		¥ 2					5,855
Exercise of share-based awards (in shares) | shares			2,806,634
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares			¥ 6	¥ (6)
Redesignation of Class B Ordinary Shares into Class A Ordinary Shares (in shares) | shares			8,846,936	(8,846,936)
Appropriation to statutory reserves	84,000								83,987		(83,987)
Foreign currency translation adjustments, net of tax	7,297	1,028								7,297
Dividends to shareholders	(135,620)										(135,620)
Balances as at end of the year at Dec. 31, 2023	¥ 9,710,082	$ 1,367,636			¥ 199	¥ 41	¥ (328,764)	¥ 3,204,961	¥ 1,106,579	¥ (13,545)	¥ 5,740,611
Balances as at end of the year (in shares) at Dec. 31, 2023 | shares			256,918,184	71,342,227	256,918,184	71,342,227	44,369,636